Lease commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	¥ 4,348	¥ 5,151	¥ 5,265
Operating lease, rental expenses	¥ 98,479	¥ 94,613	¥ 90,081